REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
REDEEMABLE NON-CONTROLLING INTERESTS
Schedule of redeemable non-controlling interests

	2024	2025
Opening balance as of January 1	870,825	1,038,914
Net loss attributable to the redeemable non-controlling interest	(1,992)	(1,106)
Accretion of redeemable non-controlling interest	54,357	49,077
Payment of redeemable non-controlling interest	(87,502)	—
Reclassified from accrued expenses and other current liabilities	205,030	29,691
Movement arising from the exercise of redemption options by redeemable non-controlling interest holders	(1,804)	(180,659)
Ending balance as of December 31	1,038,914	935,917